Financial and Credit Risk Management - Narrative (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial and Credit Risk Management [Abstract]
Allowance for Doubtful Accounts, Premiums and Other Receivables	$ 976,000		$ 976,000	$ 484,000	$ 4,254,000
Allowance for Doubtful Accounts Receivable, Period Increase (Decrease)	236,000	(159,000)
Provision for Doubtful Accounts				52,000	248,000
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Dividend Restriction, Percentage of Total Stauatory Capital and Surplus			10.00%	10.00%
Statutory Accounting Practices, Statutory Net Income Amount			5,700,000
Statutory Accounting Practices, Statutory Capital and Surplus, Balance	52,600,000		52,600,000	52,200,000	50,000,000
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term			8 years 1 month 6 days	8 years
Statutory Accounting Practices, Statutory Net Written Premium Amount			60,100,000
American Country Insurance Company, Inc [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Net Income Amount				(457)	(2,300,000)
American Service Insurance Company, Inc [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Net Income Amount				(1,600,000)	(497,000)
Illinois [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus Required	1,500,000		1,500,000	1,500,000
Missouri [Member]
Statutory Accounting Practices [Line Items]
Statutory Accounting Practices, Statutory Capital and Surplus Required	2,400,000		2,400,000
Investment Income [Member]
Statutory Accounting Practices [Line Items]
Amount recognized	$ 95,000